FINANCIAL INSTRUMENTS (Carrying amount and estimated fair value) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Note payable to Former SAE stockholders as of September 30, 2013	$ 12,267	$ 0
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant liabilities as of December 31, 2012		1,244
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Note payable to Former SAE stockholders as of September 30, 2013	0
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant liabilities as of December 31, 2012		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Note payable to Former SAE stockholders as of September 30, 2013	0
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant liabilities as of December 31, 2012		0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Note payable to Former SAE stockholders as of September 30, 2013	12,267
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Warrant liabilities as of December 31, 2012		$ 1,244